Credit Portfolio (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	R$ (356,852)	R$ (284,620)	R$ (585,443)
Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(76,734)	(36,075)	(38,259)
Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(136,805)	(117,883)	(185,404)
Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(143,313)	(130,662)	R$ (361,780)
Credit Amount [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	4,563,219	3,437,414
Exposure off balance credit limits not used | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	1,603,246	1,248,447
Expected credit losses | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(356,852)	(284,620)
Stage 1 [Member] | Credit Amount [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	4,166,418	3,135,896
Stage 1 [Member] | Credit Amount [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	3,188,858	2,480,231
Stage 1 [Member] | Credit Amount [Member] | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	3,188,858	2,480,231
Stage 1 [Member] | Credit Amount [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	729,666	638,250
Stage 1 [Member] | Credit Amount [Member] | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	729,665	638,249
Stage 1 [Member] | Credit Amount [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	247,894	17,415
Stage 1 [Member] | Credit Amount [Member] | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	247,895	17,415
Stage 1 [Member] | Exposure off balance credit limits not used | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 1 [Member] | Exposure off balance credit limits not used | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	1,580,350	1,222,409
Stage 1 [Member] | Exposure off balance credit limits not used | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 1 [Member] | Expected credit losses
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(51,251)	(31,393)
Stage 1 [Member] | Expected credit losses | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(17,012)	(8,564)
Stage 1 [Member] | Expected credit losses | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(17,012)	(8,564)
Stage 1 [Member] | Expected credit losses | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(20,308)	(17,595)
Stage 1 [Member] | Expected credit losses | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(20,308)	(17,595)
Stage 1 [Member] | Expected credit losses | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(13,931)	(5,234)
Stage 1 [Member] | Expected credit losses | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(13,931)	(5,235)
Stage 2 [Member] | Credit Amount [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	97,459	49,364
Stage 2 [Member] | Credit Amount [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	14,852	9,044
Stage 2 [Member] | Credit Amount [Member] | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	14,851	9,044
Stage 2 [Member] | Credit Amount [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	66,640	40,298
Stage 2 [Member] | Credit Amount [Member] | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	66,641	40,297
Stage 2 [Member] | Credit Amount [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	15,967	22
Stage 2 [Member] | Credit Amount [Member] | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	15,967	22
Stage 2 [Member] | Exposure off balance credit limits not used | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 2 [Member] | Exposure off balance credit limits not used | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	20,929	25,017
Stage 2 [Member] | Exposure off balance credit limits not used | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 2 [Member] | Expected credit losses
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(24,624)	(10,031)
Stage 2 [Member] | Expected credit losses | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(1,872)	(887)
Stage 2 [Member] | Expected credit losses | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(1,872)	(887)
Stage 2 [Member] | Expected credit losses | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(15,095)	(9,127)
Stage 2 [Member] | Expected credit losses | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(15,095)	(9,127)
Stage 2 [Member] | Expected credit losses | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(7,657)	(17)
Stage 2 [Member] | Expected credit losses | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(7,657)	(17)
Stage 3 [Member] | Credit Amount [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	299,344	252,155
Stage 3 [Member] | Credit Amount [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	63,582	26,873
Stage 3 [Member] | Credit Amount [Member] | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	63,582	26,873
Stage 3 [Member] | Credit Amount [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	112,586	99,449
Stage 3 [Member] | Credit Amount [Member] | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	112,586	99,450
Stage 3 [Member] | Credit Amount [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	123,176	125,833
Stage 3 [Member] | Credit Amount [Member] | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	123,174	125,833
Stage 3 [Member] | Exposure off balance credit limits not used | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 3 [Member] | Exposure off balance credit limits not used | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	1,967	1,021
Stage 3 [Member] | Exposure off balance credit limits not used | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 3 [Member] | Expected credit losses
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(280,977)	(243,195)
Stage 3 [Member] | Expected credit losses | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(57,849)	(26,623)
Stage 3 [Member] | Expected credit losses | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(57,849)	(26,623)
Stage 3 [Member] | Expected credit losses | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(101,402)	(91,161)
Stage 3 [Member] | Expected credit losses | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(101,402)	(91,161)
Stage 3 [Member] | Expected credit losses | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	(121,726)	(125,411)
Stage 3 [Member] | Expected credit losses | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	R$ (121,726)	R$ (125,411)